As filed with the Securities and Exchange Commission on August 5, 2026

File No. 333-240103

File No. 811-23594

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 8   ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 18  ☒

PLAIC Variable Annuity Account S

(Exact Name of Registered Separate Account)

Protective Life and Annuity Insurance Company

(Name of Insurance Company)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Insurance Company’s Principal Executive Offices)

(205) 268-1000

(Insurance Company’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life and Annuity Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)

☐ on __________ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on __________ pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated August 5, 2026, to the

Updating Summary Prospectus and Prospectus dated April 29, 2026, for the

Schwab Genesis Variable AnnuityTM and Schwab Genesis Advisory Variable AnnuityTM contracts issued by Protective Life Insurance Company

PLICO Variable Annuity Account S

Supplement dated August 5, 2026, to the

Updating Summary Prospectus and Prospectus dated April 29, 2026, for the

Schwab Genesis Variable AnnuityTM NY and Schwab Genesis Advisory Variable AnnuityTM NY contracts issued by Protective Life and Annuity Insurance Company

PLAIC Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Important Notice Regarding the Reorganization of LVIP American Century International Fund

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved the reorganization (the “Reorganization”) of the LVIP American Century International Fund (the “Target Fund”) with and into the LVIP MFS International Growth Fund (the “Acquiring Fund”), see table below.

Target Fund and Corresponding Share Class	Acquiring Fund and Corresponding Share Class
LVIP American Century International Fund – Standard Class II	LVIP MFS International Growth Fund – Standard Class

The Reorganization is subject to shareholder approval and will be submitted to shareholders of the Target Funds for their consideration at a special meeting to be held on or about October 7, 2026. It is anticipated that the Reorganization, if approved by the shareholders, will take place, on or about October 9, 2026 (the “Closing Date”).

On the Closing Date, after the close of business, your Contract Value in the Sub-Account invested in the Target Fund at the time of the Reorganization will become invested in the Sub-Account that invests in the corresponding class of the Acquiring Fund, and the Target Fund will liquidate, cease operations, and will no longer be available for investment. Unless you instruct us otherwise, any allocation instruction you have on file that includes the Target Fund will be automatically updated with the Acquiring Fund after the Closing Date.

A Proxy Statement/Prospectus will be sent to Contract Owners invested in the Target Fund requesting their vote on the proposal, which will include a full discussion of the Reorganization and the factors the Board of Trustees considered in approving the proposal.

Your rights and obligations under the Contract and your Contract Value will not change as a result of the Reorganization. The fees and charges under the Contract will not change and there are no tax consequences to you as a result of the Reorganization.

*               *               *

As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Target Fund as an Investment Option under the Contract. As of the Closing Date, the Acquiring Fund will be added as an Investment Option under your Contract.

On the Closing Date, the table in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section is amended to include the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	LVIP MFS International Growth Fund - Standard Class - Lincoln Financial Investments Corporation - Massachusetts Financial Services Company(1)(5)	0.79%	19.11%	7.09%	9.73%	4

See Prospectus for footnotes.

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Acquiring Fund, or other Funds available under your Contract, you may contact us by writing or calling Protective Life at P.O. Box 10648, Birmingham, AL 35202-0648 or toll free at (800) 456-6330. Please keep this Supplement for future reference. You may also obtain the Acquiring Fund and other Fund prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please work with your financial representative to determine if your existing allocation instructions should be changed before or after the Closing Date.

Prospectus

(Included in Registrant’s Form N-4, File No. 333-240103 (Accession No. 0001104659-26-044824) filed on April 17, 2026 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-240103 (Accession No. 0001104659-26-044824) filed on April 17, 2026 and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a) Board of Directors Resolutions

(a) (1) Resolution of the Board of Directors of Protective Life and Annuity Insurance Company authorizing establishment of the PLAIC Variable Annuity Account S is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on July 27, 2020.

(b) Custodial Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1)  Selling Agreement between Protective Life and Annuity Insurance Company, Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(c) (2)  Second Amended Distribution Agreement between IDI and PLAIC, is incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on April 29, 2014.

(c) (2) (i) Amendment No. 1 to the Second Amended Distribution Agreement between IDI and PLAIC is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240103), filed with the Commission on July 27, 2020.

(c) (2) (ii) Revised Schedule to the Second Amended Distribution Agreement between IDI and PLAIC is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(d) Contracts (including Riders and Endorsements)

(d) (1) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to the Form N-4 Registration Statement, (File 333-240103), filed with the Commission on July 27, 2020.

(d) (2) Contract Schedule for Individual Contracts is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240103), as filed with the Commission on November 24, 2020.

(d) (3) Guaranteed Account Endorsement is incorporated herein by reference to the Form N-4 Registration Statement, (File 333-240103), filed with the Commission on July 27, 2020.

(d) (4) SecurePay Rider, is incorporated herein by reference to the Form N-4 Registration Statement, (File 333-240103), filed with the Commission on July 27, 2020.

(d) (5)  Qualified Retirement Plan Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (6) Roth IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (7) Traditional IRA Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(d) (8) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement, (File 333-240103), filed with the Commission on July 27, 2020.

(d) (9) Annuitization Bonus Endorsement is incorporated herein by reference to the Form N-4 Registration Statement, (File 333-240103), filed with the Commission on July 27, 2020.

(e) Applications

(e) (1) Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240103), as filed with the Commission on November 24, 2020.

(f) Insurance Company's Certificate of Incorporation and By-Laws

(f) (1)  Charter of Protective Life and Annuity Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on December 5, 1997.

(f) (1) (i)  2005 Amended and Restated Articles of Incorporation of Protective Life and Annuity Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(f) (2)  By-Laws of Protective Life and Annuity Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on December 5, 1997.

(f) (2) (i)  2011 Amended and Restated By-Laws of Protective Life and Annuity Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-201920), filed with the Commission on April 29, 2020.

(g) Reinsurance Contracts - Not Applicable

(h) Participation Agreements

(h) (1)  Participation Agreement dated April 30, 2002 (Lord Abbett Series Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (1) (i)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Funds) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (1) (ii) Amendment dated April 28, 2022 to Participation Agreement (Lord Abbett Series Funds) is incorporated here in by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (2)  Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (2) (i)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (2) (ii)  Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (2) (iii)  Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (2) (iv)  Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (2) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (2) (vi) Amendment dated April 23, 2024 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 17, 2025.

(h) (3)  Participation Agreement dated May 1, 2008 (Fidelity Variable Insurance Products) is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (3) (i)  Amendment to Participation Agreement dated October 15, 2020 (Fidelity Variable Insurance Products) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (3) (ii) Amendment to Participation Agreement dated March 10, 2022 (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (4)  Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (4) (i)  Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (4) (ii)  Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (4) (iii) Amendment dated April 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (4) (iv) Amendment dated May 1, 2025 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-284719), filed with the Commission on September 24, 2025.

(h) (5)  Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (5) (i)  Amendment dated March 1, 2012 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (5) (ii)  Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (5) (iii)  Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on December 22, 2021.

(h) (5) (iv)  Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on December 22, 2021.

(h) (5) (v) Amendment dated May 1, 2025 to Participation Agreement (Legg Mason) is incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-284719), filed with the Commission on September 24, 2025.

(h) (6)  Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (6) (i)  Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (6) (ii)  Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectus (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on April 28, 2011.

(h) (6) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (6) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h)(6)(v) Amendment dated April 1, 2025 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 17, 2025.

(h) (7) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (7) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on October 29, 2009.

(h) (7) (ii) Amendment dated November 30, 2020 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h)(7)(iii) Amendment dated April 1, 2025, to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 17, 2025.

(h) (8) Participation Agreement dated June 1, 2010 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (8) (i) Amendment dated March 22, 2022 to Participation Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (9) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (9) (i) Amendment dated November 30, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (9) (ii) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (9) (iii) Amendment dated April 29, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h)(9)(iv) Amendment dated April 1, 2025 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 17, 2025.

(h) (10) Participation Agreement dated May 1, 2016 (Clayton Street Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (10) (i) Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

(h) (10) (ii) Amendment dated December 10, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (10) (iii) Amendment dated March 10, 2022 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 18, 2022.

(h) (11) Participation Agreement (Great-West Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (12) Participation Agreement (Schwab® Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (12) (i) Amendment dated March 22, 2022 to Participation Agreement (Schwab® Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 15, 2024.

(h) (13) Participation Agreement dated December 16, 2020 (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 16, 2021.

(h) (13) (i) Amendment dated March 15, 2021 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (13) (ii) Amendment dated April 1, 2024 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 15, 2024.

(h) (14) Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (14) (i) Amendment dated April 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (14) (ii) Amendment dated April 1, 2022 to Participation Agreement (Blackrock) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-6 Registration Statement (File 333-257081), filed with the Commission on April  25, 2023.

(h) (15) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust I) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (15) (i) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (15) (ii) Amendment dated March 22, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 18, 2022.

(h) (16) Participation Agreement dated December 8 ,2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (16) (i) Rule 22c-2 Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240193), filed with the Commission on April 16, 2021.

(h) (16) (ii) Amendment dated May 3, 2021 to Participation Agreement (T. Rowe Price) is incorporated herein by reference to the Form N-4 Registration Statement (File No.333-261830), filed with the Commission on December 22, 2021.

(h) (17) Participation Agreement dated November 15, 2020 (Janus Aspen Series) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (17) (i) Amendment dated March 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (18) Participation Agreement dated November 1, 2007 (Morgan Stanley Investment Management Inc.) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on April 30, 2009.

(h) (18) (i) Amendment dated March 11, 2022 to Participation Agreement (Morgan Stanley Investment Management Inc.) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 18, 2022.

(h) (18) (ii) Amendment dated October 5, 2020 to Participation Agreement (Morgan Stanley Investment Management Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (333-261830), filed with the Commission on July 14, 2023.

(h) (19)  Participation Agreement dated December 8, 2020 between PLAIC and American Century Investment Services, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (19) (i) Amendment dated April 1, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240193), filed with the Commission on April 15, 2022.

(h) (19) (ii) Amendment dated March 30, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-261830), filed with the Commission on August 9, 2022.

(h) (20) Participation Agreement dated May 1, 2012 (MFS Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (20) (i) Amendment dated October 1, 2020 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on September 21, 2021.

(h) (20) (ii) Amendment dated March 22, 2022 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-238855), filed with the Commission on April 25, 2023.

(h) (20) (iii)Amendment dated  August 11, 2022 to Participation Agreement (MFS Variable  Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-6 Registration Statement (File No. 333-257081), filed with the Commission on April 25, 2023.

(h) (21)  Participation Agreement dated May 1, 2023 (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 15, 2024.

(h) (21) (i) Amendment dated April 29, 2024 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 15, 2024.

(h) (21) (ii) Amendment dated April 24, 2026 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 17, 2026.

(i) Administrative Contracts - Not Applicable

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (1) Opinion and Consent of Brandon J. Cage, Esq. is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 13, 2023.

(l) Other Opinions

 (l) (1) Consents of KPMG LLP

- Filed herein.

(m) Omitted Financial Statements - Not Applicable

(n) Initial Capital Agreements - Not Applicable

(o) Form of Initial Summary Prospectus is incorporated by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 18, 2022.

(p) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 17, 2026.

(q) Letter regarding Change in Certifying Accountant- Not Applicable.

(r) Historical Current Limits on Index Gains – Not Applicable

Item 28. Directors

Name and Principal Business Address*	Position and Offices with Insurance Company
Adams, D. Scott	Executive Vice President, Chief Transformation and Strategy Officer
Barkson, Carl	Vice President, Head of Corporate Tax
Bern, Leigh B.	Senior Vice President and Chief Financial Actuary
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Byrd, Kenneth	Senior Vice President, Operations
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Cropenbaker, John	Senior Vice President, Executive Benefits Markets
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy K.	Executive Vice President, and Chief Human Resources Officer
Hardeman, James	Senior Vice President, Financial Planning and Analysis
Harrison, Wade V.	Vice Chairman, Chief Operating Officer, and Director
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Kolmin, Russell	Senior Vice President, and Chief Product Officer
Lassiter, Frank Q.	Vice President, Head of Treasury, and Treasurer
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lebel, Dominique	Senior Vice President and Chief Risk Officer
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, and Chief Investment Officer
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Peevy, Melinda	Vice President Managing Counsel and Secretary
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Ray, Webster M.	Senior Vice President, Investments
Seurkamp, Aaron C.	Senior Vice President, and President, Protection and Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Wells, Paul R.	President, Chief Financial Officer, and Director
Williams, Doyle J.	Senior Vice President, and Chief Marketing Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 29. Persons Controlled by or Under Common Control With the Insurance Company or the Registered Separate Account.

The Registered Separate Account is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Group, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Group, Inc., please refer to the Organizational Chart, incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-240103), filed with the Commission on April 17, 2026.

Item 30. Indemnification

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter.

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, Protective NY Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)   For information with respect to the officers and directors of IDI, reference is made to Form BD, SEC File No. 008-46802, which is herein incorporated by reference. This information can be found at https://brokercheck.finra.org/firm/summary/35490.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

This product does not offer any Index-Linked Options and/or fixed Options subject to a Contract Adjustment.

Item 32. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life and Annuity Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services.

All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 34. Fee Representation

PLAIC Variable Annuity Account S, the Registered Separate Account and Protective Life and Annuity Insurance Company, the Company, represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life and Annuity Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 5, 2026.

PLAIC VARIABLE ANNUITY ACCOUNT S

By:	*
Paul R. Wells, President
Protective Life and Annuity Insurance Company

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

By:	*
Paul R. Wells, President
Protective Life and Annuity Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
*	Chairman of the Board,	*
Richard J. Bielen	Chief Executive Officer, and Director
(Principal Executive Officer)

*	Vice Chairman, Chief Operating Officer, and Director	*
Wade V. Harrison

*	President, Chief	*
Paul R. Wells	Financial Officer, and Director
(Principal Financial and Accounting Officer)

*BY:	/S/ BRANDON J. CAGE	August 5, 2026
Brandon J. Cage
Attorney-in-Fact

EXHIBIT INDEX

(l)(1) Consents of KPMG LLP